Concentrations of Risk (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Concentrations of Risk [Line Items]
Revenue	RM 48,544,240	$ 11,887,026	RM 47,867,433
Cost of sale	RM 34,470,647	$ 8,440,826	RM 38,224,086
Two Vendors [Member]
Concentrations of Risk [Line Items]
Percentage of total revenue	40.00%	40.00%	67.00%
Cost of sale	RM 34,470,647		RM 38,224,086
Three Customers [Member]
Concentrations of Risk [Line Items]
Revenue	RM 48,544,240		RM 47,867,433
Percentage of total revenue	29.00%	29.00%	56.00%